28 Other financial liabilities (Details Narrative) R$ in Thousands	Jun. 30, 2019 BRL (R$)
Agreement [Member]
DisclosureOfOtherFinancialLiabilitiesLineItems [Line Items]
Other financial liabilities	R$ 499,999